Shareholders equity - Share capital (Details)	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2019 $ / shares shares	Oct. 31, 2019 EUR (€) shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 € / shares	Nov. 07, 2018 USD ($)
Shareholders' Equity
Authorized share capital | €				€ 7,200,000
Par value per share | € / shares				€ 0.04
Shares were issued and fully paid in cash	10,454,545	10,454,545
Price per share | $ / shares	$ 5.50
Net proceeds from issuance of shares | €		€ 48,550,000	€ 48,550,000		€ 48,550,000
Transaction costs of public offering | €		3,047,000
Gross proceeds from issuance of shares | €		€ 51,597,000
Shares issued in the period | €				€ 272,000	€ 48,550,000
Ordinary
Shareholders' Equity
Maximum aggregate offering of ordinary shares | $									$ 300,000,000
Number of shares authorised				90,000,000
Shares were issued and fully paid in cash				54,131,553
Treasury shares				3,926,743			4,230,151
Preferred
Shareholders' Equity
Number of shares authorised				90,000,000
Market offering program | Ordinary
Shareholders' Equity
Number of shares issued				0
Maximum aggregate offering of ordinary shares | $						$ 75,000,000
Ionis Pharmaceuticals, Inc | Worldwide License Agreement
Shareholders' Equity
Number of shares issued							371,306
Maximum aggregate offering of ordinary shares | $							$ 3,500,000
Share price | (per share)							$ 9.43	€ 8.51